CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 10, 2005
Equity
Common shares, par value (in dollars per share)	$ 2.00	$ 2.00	$ 2.00	$ 2.00
Common shares, shares authorized (in shares)	800,000,000	800,000,000	800,000,000
Common shares, shares outstanding (in shares)	492,759,940	492,759,938	468,978,492